Related Parties - Summary of Receivables From Related Parties (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 253	R$ 265
Telecom Investimentos S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	80
Vinci Infra Investimentos V2I S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	79	64
Maranello Empreend. e Participações S.A.[Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	1
Cagliari Participações S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	4	4
Accadia Participacoes AS [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	91	75
Norcia Participacoes SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	56	39
Personal Care Participacoes SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	1
Mental Health Participaces SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	1
Laguna Participações S.A.[Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	11	0
VFDL 4 Empreendimentos Imobilirios LTDA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	3	0
Vias Participaes I S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1	0
Verona Participaes Societarias S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 8	R$ 0